Revenue disaggregation and segmental analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	€ 33,480	€ 30,758	€ 29,912
Equipment revenue	4,807	4,577	4,595
Revenue from contracts with customers	38,287	35,335	34,507
Other revenue	1,952	1,983	2,109
Interest revenue	222	130	101
Total segment revenue	40,461	37,448	36,717
Adjusted EBITDAaL	11,351	10,932	11,019
Amount of total future revenue from the Group's contracts with customers with performance obligations not satisfied	17,622	17,297	16,577
Not later than one year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amount of total future revenue from the Group's contracts with customers with performance obligations not satisfied	11,469	10,812	10,488
Common Functions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	763	663	559
Equipment revenue	41	57	49
Revenue from contracts with customers	804	720	608
Other revenue	1,020	1,097	1,256
Interest revenue	1
Total segment revenue	1,825	1,817	1,864
Adjusted EBITDAaL	(164)	45	29
Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	(121)	(129)	(150)
Equipment revenue			(1)
Revenue from contracts with customers	(121)	(129)	(151)
Other revenue	(78)	(60)	(76)
Total segment revenue	(199)	(189)	(227)
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	10,874	10,876	11,453
Equipment revenue	890	942	1,132
Revenue from contracts with customers	11,764	11,818	12,585
Other revenue	346	345	357
Interest revenue	23	17	15
Total segment revenue	12,133	12,180	12,957
Adjusted EBITDAaL	4,243	4,384	5,017
UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	7,597	5,887	5,631
Equipment revenue	1,486	1,109	1,111
Revenue from contracts with customers	9,083	6,996	6,742
Other revenue	43	14	54
Interest revenue	66	59	41
Total segment revenue	9,192	7,069	6,837
Adjusted EBITDAaL	1,881	1,558	1,408
Other Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	4,888	4,805	4,722
Equipment revenue	707	761	665
Revenue from contracts with customers	5,595	5,566	5,387
Other revenue	91	108	102
Interest revenue	28	20	15
Total segment revenue	5,714	5,694	5,504
Adjusted EBITDAaL	1,574	1,510	1,516
Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	2,826	2,484	1,746
Equipment revenue	526	595	609
Revenue from contracts with customers	3,352	3,079	2,355
Other revenue	8	7	7
Interest revenue	71
Total segment revenue	3,431	3,086	2,362
Adjusted EBITDAaL	983	842	510
Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	6,653	6,172	5,951
Equipment revenue	1,157	1,113	1,030
Revenue from contracts with customers	7,810	7,285	6,981
Other revenue	522	472	409
Interest revenue	33	34	30
Total segment revenue	8,365	7,791	7,420
Adjusted EBITDAaL	€ 2,834	€ 2,593	€ 2,539